Property and equipment, net - Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and equipment, net
Total	$ 4,427	$ 2,666	$ 6,319
Costs of revenues
Property and equipment, net
Total	740	1,362	4,805
Research and development expenses
Property and equipment, net
Total	390	467	436
Sales and marketing expenses
Property and equipment, net
Total	7	9	10
General and administrative expenses
Property and equipment, net
Total	$ 3,290	$ 828	$ 1,068